OPERATING LEASES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012	Jun. 30, 2012
Rent Expense	$ 22,584	$ 22,584	$ 67,753	$ 45,169	$ 90,338	$ 67,753
Actual lease payments					79,248	19,689
Increase in deferred rent liability	2,403	2,895	7,215	8,686	11,090	48,064
Balance of Deferred Rent Liability	$ 66,364		$ 66,364		$ 59,154	$ 48,064	$ 63,960	$ 61,557